Other operating expenses, net	12 Months Ended
Dec. 31, 2024
Net other operating expense [Abstract]
Other operating expenses, net
43.	Other operating expenses, net
Other operating income and other operating expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	33,147	178,158	206,643
Others:
Gain on hedged items		1,122,823	422,074	753,798
Reversal of allowance for guarantees and acceptances		410	4,856	8,471
Gain on other trust accounts		142	2	—
Reversal of other allowance		388	1,790	8,022
Others		461,660	547,573	750,170

		1,585,423	976,295	1,520,461

		1,618,570	1,154,453	1,727,104

Other operating expense
Loss on disposal of assets:
Loans at amortized cost		(5,533)	(19,723)	(97,821)
Others:
Loss on hedged items		(1,091,195)	(448,664)	(626,116)
Fund contribution		(440,715)	(470,227)	(526,196)
Provision for other debt allowances		(22,415)	(15,516)	(98,344)
Depreciation of operating lease assets		(351,208)	(445,006)	(465,716)
Others (*)		(1,407,824)	(1,942,047)	(1,979,135)

		(3,313,357)	(3,321,460)	(3,695,507)

		(3,318,890)	(3,341,183)	(3,793,328)

Other operating expenses, net	~~W~~	(1,700,320)	(2,186,730)	(2,066,224)

(*)
Includes
~~W~~
293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.